Interest-Bearing Borrowings (Tables)	9 Months Ended
Sep. 30, 2022
Interest-Bearing Borrowings [Abstarct]
Schedule of borrowings under agreements to repurchase
	Note	Fixed interest rate per annum	Term	December 31, 2021	September 30, 2022
				RMB	RMB
Repurchase agreements

Financial institution	(i)	13.8%	Within 1 year	45,250,000	5,965,976

Interest payable
Financial institution	(i)			-	-

Total repurchase agreements				45,250,000	5,965,976

Schedule of underlying collateral types of the gross obligations under repurchase agreements
	December 31, 2021	September 30, 2022
	RMB	RMB
Underlying collateral types of gross obligations

Repurchase agreements:

Loans principal, interest and financing service fee receivables	45,250,000	5,965,976

Total repurchase agreements	45,250,000	5,965,976

Schedule of contractual maturities of the gross obligations under repurchase agreements
	Overnight	Up to 30 days	30 to 90 days	Greater than 90 days	Total gross obligations
	RMB	RMB	RMB	RMB	RMB

Repurchase agreements
As of September 30,2022	-	-	-	5,965,976	5,965,976
As of December 31,2021	-	-	-	45,250,000	45,250,000

Schedule of other borrowings
	Note	Fixed interest rate per annum	Term	December 31 2021	September 30 2022
				RMB	RMB
Short-term:

Investors of consolidated VIEs	(i)	6.3% - 10.5%	Less than 1 year	4,654,388,213	5,328,338,540

Long-term:
Investors of consolidated VIEs	(i)	7.0% - 11.5%	Within 5 years	3,330,334,482	2,210,471,212

Interest payable to
Investors of consolidated VIEs	(i)			57,169,385	55,515,337

Total				8,041,892,080	7,594,325,089

Schedule of aggregate annual maturities of long-term borrowing obligations
	September 30, 2022
	2023	2024	2025	2026	2027	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB		RMB

Investors of consolidated VIEs	1,048,206,017	479,441,307	25,823,888	-	-	657,000,000	2,210,471,212

Schedule of carrying amounts of pledged assets
	December 31, 2021	September 30, 2022
	RMB	RMB

Loans principal, interest and financing service fee receivables	64,640,192	5,965,976

Total	64,640,192	5,965,976